Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Payroll payable	$ 433,905	$ 3,402,679		$ 2,634,049
Accrued expenses	105,158	824,650		1,003,369
Customer deposits	206,090	1,616,160		1,557,500
Contract liabilities	420,014	3,293,752	$ 115,836	908,389	$ 7,530,159
Other tax payables	165,345	1,296,635		341,424
Total	$ 1,330,512	$ 10,433,876		$ 6,444,731